UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-8255

Exact name of registrant
    as specified in charter:            The World Funds, Inc.

Address of principal
    executive offices:                  8730 Stony Point Parkway
                                        Suite 205
                                        Richmond, VA 23235

Name and address
    of agent for service:               Thomas S. Harman, Esq.
                                        Morgan, Lewis, Bockius
                                        1111 Pennsylvania Avenue, Northwest
                                        Washington, D.C. 20004


Registrant's telephone number,
         including area code:           (800) 527-9525

Date of fiscal year end:                September 30

Date of reporting period:               September 30


Item #1.  Reports to Stockholders.

INDEX

Dividend Capital Realty Income Fund

Dear Shareholder:

We are pleased to submit to you Dividend Capital Realty Income Fund's annual report for the twelve-months ended September 30, 2006.

Over this period, we believe the fund has performed according to its objectives and in our opinion, offers a unique investment proposition in the universe of real estate focused mutual funds. Against a backdrop of heightened market volatility, a changing interest rate environment and shrinking investment yields in the U.S. Equity REIT market, we believe the fund's structure, which currently combines meaningful exposure to common stock of U.S. and Canadian real estate companies as well as preferred stock of U.S. real estate companies, offers a portfolio with the potential to deliver attractive current income and capital appreciation potential with lower volatility as compared to real estate common stock focused funds. As market conditions change, we believe this diversified structure also enhances our ability to adjust the portfolio through market cycles with an asset allocation and security selection process that offers more strategic alternatives than your typical REIT fund.

Market Conditions

During the twelve-months ended September 30, 2006, the real estate securities market continued to perform strongly, as indicated by the 26.56% return of the MSCI U.S. REIT Index ("RMS") and 6.31% return of the Merrill Lynch REIT Preferred Index ("MLRP"). In our opinion, the main catalysts for the performance were merger and acquisition activity and appreciation of private real estate values. In addition, real estate fundamentals have continued to improve, providing additional support to the values of publicly traded real estate companies. A result of these two factors has been an increase in underlying private real estate net asset values and declining capitalization rates as investors continue to seek the competitive yields offered by the asset class. During the year, merger and acquisition activity also has provided somewhat of a floor to REIT stock prices as many of the deals have transacted at prices typically above the then current public market valuation. Of the major property types, top performing sectors within the universe of common stocks were Office- Central Business District and Apartments. The Regional Mall sector, while delivering positive performance, generally lagged the broader REIT market. Preferred stocks, as represented by the MLRP, generally had less volatility during the period while delivering an attractive income stream. These securities benefited strongly in the third quarter of 2006 due to changing interest rate expectations.

Performance Analysis

Consistent with the fund's structure and primary objective of income, total dividend distributions over the period of $0.51 per share have resulted in a competitive trailing 12-month yield of 4.44% (based on 9/30/06 A-share at NAV). On a total return basis, the fund has increased 14.25% (A-share at NAV) over the 1-year time period and 16.52% annualized since the inception of the fund (12/18/2003, A-share at NAV) while demonstrating significantly lower volatility than common stock oriented benchmarks and competitive funds. This total return and volatility profile is consistent with our expectations.

The fund's total return was most influenced by our allocation decision among common and preferred stock. For the majority of the year the fund was over weighted towards real estate preferred stock. The allocation decision, which supported the fund's yield potential and lowered the volatility, decreased the overall capital appreciation realized by the fund.

Within the common stock portion of our portfolio, positive performance was contributed by our Office- Central Business District and Apartment investments. Performance was hampered by our exposure to Regional Malls.

The preferred stock portion of our portfolio was focused on higher-yielding non-investment grade and unrated issues in which our analysis of the underlying company cash flows and the capital structure of the issuing company indicated sufficient cash flow and common equity to support the coupon. We continue to believe these securities offer compelling investment opportunities.

Outlook

To achieve the fund's objectives, we strongly believe the current market environment underscores the importance of having a diversified, multi-asset real estate strategy. Short-term market movements will offer opportunities to adjust asset allocation between US and Canadian REIT equity and preferred stocks. The fund will aim to take advantage of compelling relative value between asset classes and re-priced investment yields. We believe the ability to make these adjustments from more than one asset bucket should help to create both positive relative risk-adjusted performance and absolute performance. With our focus on the quality, sustainability and (where relevant) growth potential of underlying property cash flows, we remain confident in our continued ability to identify and capitalize on attractive investment opportunities across the real estate asset class. Thank you for your continued support.

Charles Song, Senior Portfolio Manager
Amitabh Godha, Portfolio Manager
Glenn Mueller, Real Estate Investment Strategist

                    COMPARISON OF $10,000 INVESTMENT IN
DIVIDEND CAPITAL REALTY INCOME FUND VS. MORGAN STANLEY REIT INDEX (RMS) AND
                  MERRILL LYNCH REIT PREFERRED INDEX (MLRP)
                               Class A Shares
                          [sales load not reflected]

                                  [CHART]

                               [IN THOUSANDS]

                   DIVIDEND CAPITAL
                  REALTY INCOME FUND              RMS              MLRP
                  ------------------              ---              ----
12/18/2003           $10.00                     $10.00           $10.00
     12/03            10.01                      10.11            10.06
      3/04            11.12                      11.33            10.30
      6/04            10.70                      10.63             9.94
      9/04            11.51                      11.53            10.45
     12/04            12.67                      13.29            10.66
      3/05            12.20                      12.30            10.58
      6/05            13.23                      14.14            10.96
      9/05            13.41                      14.65            10.99
     12/05            13.56                      14.91            10.93
      3/06            14.50                      17.16            11.24
      6/06            14.56                      16.91            11.11
      9/06            15.32                      18.54            11.68

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.


                    COMPARISON OF $10,000 INVESTMENT IN
DIVIDEND CAPITAL REALTY INCOME FUND VS. MORGAN STANLEY REIT INDEX (RMS) AND
                  MERRILL LYNCH REIT PREFERRED INDEX (MLRP)
                               Class A Shares
                         [maximum sales load reflected]

                                 [CHART]

                              [IN THOUSANDS]

                    DIVIDEND CAPITAL
                   REALTY INCOME FUND              RMS              MLRP
                   ------------------              ---              ----
12/18/2003           $ 9.43                     $10.00            $10.00
     12/03             9.43                      10.11             10.06
      3/04            10.48                      11.33             10.30
      6/04            10.08                      10.63              9.94
      9/04            10.85                      11.53             10.51
     12/04            11.95                      13.29             10.66
      3/05            12.00                      12.30             10.58
      6/05            12.47                      14.14             10.96
      9/05            12.64                      14.65             10.99
     12/05            12.78                      14.91             10.93
      3/06            13.66                      17.16             11.24
      6/06            13.72                      16.91             11.11
      9/06            14.44                      18.54             11.68

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

            Annualized Return for Year Ended September 30, 2006* - Class A shares
                                                                                      Since Inception
                                                                   1 Year           (December 18, 2003)
            No sales load reflected:                               14.25%                 16.52%
            Maximum sales load reflected:                          7.68%                  14.08%
            RMS:                                                   26.56%                 24.81%
            MLRP:                                                  6.31%                   5.73%
            * The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

     The Morgan Stanley REIT Index is a capitalization weighted benchmark index of actively traded public real estate investment trusts.
     The Merrill Lynch REIT Preferred Index is an unmanaged index of investment grade REIT preferred shares with a deal size in excess of $100 million, weighted by capitalization and considered representative of investment grade preferred real estate stock performance.
     Note: The Fund no longer has access to the Morgan Stanley REIT Preferred Index used as a benchmark in previous reporting periods and therefore has not included such comparison herein.
     (The comparative indices are not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                      COMPARISON OF $10,000 INVESTMENT IN
  DIVIDEND CAPITAL REALTY INCOME FUND VS. MORGAN STANLEY REIT INDEX (RMS) AND
                    MERRILL LYNCH REIT PREFERRED INDEX (MLRP)
                                 Class C Shares

                                    [CHART]

                                 [IN THOUSANDS]

                     DIVIDEND CAPITAL
                    REALTY INCOME FUND              RMS              MLRP
                    ------------------              ---              ----
  12/18/2003           $10.00                     $10.00           $10.00
       12/03            10.01                      10.11            10.06
        3/04            11.09                      11.33            10.30
        6/04            10.65                      10.63             9.94
        9/04            11.43                      11.53            10.51
       12/04            12.56                      13.29            10.66
        3/05            12.06                      12.30            10.58
        6/05            13.05                      14.14            10.96
        9/05            13.20                      14.65            10.99
       12/05            13.33                      14.91            10.93
        3/06            14.21                      17.16            11.24
        6/06            14.25                      16.91            11.11
        9/06            14.98                      18.54            11.68

           Past performance is not predictive of future performance.


                      Annualized Return for Year Ended September 30, 2006* - Class C shares
                                                                    Since Inception
                                                1 Year            (December 18, 2003)
                      Class C:                  13.31%                  15.58%
                      RMS:                      26.56%                  24.81%
                      MLRP:                     6.31%                    5.73%

                      * The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

     The Morgan Stanley REIT Index is a capitalization weighted benchmark index of actively traded public real estate investment trusts.
     The Merrill Lynch REIT Preferred Index is an unmanaged index of investment grade REIT preferred shares with a deal size in excess of $100 million, weighted by capitalization and considered representative of investment grade preferred real estate stock performance.
     Note: The Fund no longer has access to the Morgan Stanley REIT Preferred Index used as a benchmark in previous reporting periods and therefore has not included such comparison herein.
     (The comparative indices are not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                      COMPARISON OF $10,000 INVESTMENT IN
  DIVIDEND CAPITAL REALTY INCOME FUND VS. MORGAN STANLEY REIT INDEX (RMS) AND
                    MERRILL LYNCH REIT PREFERRED INDEX (MLRP)
                                 Class I Shares

                                    [CHART]

                                 [IN THOUSANDS]

                     DIVIDEND CAPITAL
                    REALTY INCOME FUND              RMS              MLRP
                    ------------------              ---              ----
  12/18/2003             $10.00                  $10.00             $10.00
       12/03              10.01                   10.11              10.06
        3/04              11.12                   11.33              10.30
        6/04              10.70                   10.63               9.94
        9/04              11.51                   11.53              10.51
       12/04              13.24                   13.29              10.66
        3/05              12.74                   12.30              10.58
        6/05              13.83                   14.14              10.96
        9/05              14.02                   14.65              10.99
       12/05              14.19                   14.91              10.93
        3/06              15.17                   17.16              11.24
        6/06              15.25                   16.91              11.11
        9/06              16.00                   18.54              11.68


               Past performance is not predictive of future performance.



                       Total Return for Period Ended September 30, 2006* - Class I shares
                                                                      Since Inception
                                                   1 Year            (December 18,2003)
                       Class I:                    14.46%                  18.50%
                       RMS:                        26.56%                  24.81%
                       MLRP:                       6.31%                   5.73%

                       * The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

     The Morgan Stanley REIT Index is a capitalization weighted benchmark index of actively traded public real estate investment trusts.
     The Merrill Lynch REIT Preferred Index is an unmanaged index of investment grade REIT preferred shares with a deal size in excess of $100 million, weighted by capitalization and considered representative of investment grade preferred real estate stock performance.
     Note: The Fund no longer has access to the Morgan Stanley REIT Preferred Index used as a benchmark in previous reporting periods and therefore has not included such comparison herein.
     (The comparative indices are not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

Dividend Capital Realty Income Fund
Fund Expenses

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2006 and held for the six months ended September 30, 2006.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on certain purchases and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------
                                                                              Expenses Paid During
                                         Beginning Account   Ending Account          Period*
                                               Value             Value        April 1, 2006 through
A CLASS                                    April 1, 2006   September 30, 2006  September 30, 2006
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Actual                                        $1,000           $1,056.70              $9.28
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000           $1,016.00              $9.10
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                                              Expenses Paid During
                                         Beginning Account   Ending Account          Period*
                                               Value             Value        April 1, 2006 through
C CLASS                                    April 1, 2006   September 30, 2006  September 30, 2006
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Actual                                        $1,000           $1,053.67             $13.13
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000           $1,012.25             $12.86
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

                                                                              Expenses Paid During
                                         Beginning Account   Ending Account          Period*
                                               Value             Value        April 1, 2006 through
I CLASS                                    April 1, 2006   September 30, 2006  September 30, 2006
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Actual                                        $1,000           $1,054.58             $ 7.98
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000           $1,017.25             $ 7.84
---------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.80% for Class A; 2.55% for Class C and 1.55% for Class I, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 365 days in the current year.

Asset Allocation and Portfolio Holdings:

                                    [CHART]

Common Stock                         40%
Preferred Stock                      57%
Other Assets, Net of Liabilities      3%

                       Dividend Capital Realty Income Fund
            Common Stock Holdings by Industry Sector as Percentage of
                      Common Stock Allocation as of 9/30/06
                     -------------------------------------

                                [CHART]

            Apartments                              22.80%
            Healthcare                               3.07%
            Hotels                                  12.43%
            Industrial                               8.38%
            Office/central business district         7.64%
            Office/suburban                          9.63%
            Other real estate companies              2.23%
            Realty/diversified                       7.23%
            Regional malls                          11.64%
            Self storage                             5.52%
            Shopping center                          9.43%


                       Dividend Capital Realty Income Fund
          Preferred Stock Holdings by Industry Sector as Percentage of
                    Preferred Stock Allocation as of 9/30/06
                    ----------------------------------------

                                     [CHART]

          Apartments                               7.92%
          Healthcare                               2.50%
          Hotels                                  31.04%
          Manufactured housing                     0.91%
          Mortgage                                17.28%
          Net lease                                9.71%
          Office/suburban                         14.33%
          Regional malls                           4.60%
          Shopping center                          3.73%
          Specialty finance                        7.98%

                      DIVIDEND CAPITAL REALTY INCOME FUND
                            SCHEDULE OF INVESTMENTS
                              September 30, 2006

     Number                                                       Market
     of Shares Security Description                               Value
     --------- --------------------                            ------------

               COMMON STOCK                             39.62%

               APARTMENTS:                               9.03%
      13,400   Archstone-Smith Trust                           $    729,496
       5,700   AvalonBay Communities Inc.                           686,280
      15,800   BRE Properties Inc. - Class A                        943,734
      11,600   Camden Property Trust                                881,716
       6,100   Essex Property Trust Inc.                            740,540
      17,100   Northern Property Real Estate Investment
               Trust (CANADA)                                       349,695
                                                               ------------
                                                                  4,331,461
                                                               ------------

               HEALTHCARE:                               1.21%
       9,100   Chartwell Seniors Housing Real Estate
               Investment (CANADA)                                  113,750
      35,000   Medical Properties Trust Inc.                        468,650
                                                               ------------
                                                                    582,400
                                                               ------------

               HOTELS:                                   4.92%
      19,900   Canadian Hotel Income Properties Trust
               (CANADA)                                             240,989
      21,800   Diamondrock Hospitality                              362,098
      11,500   Lasalle Hotel Properties                             498,410
      12,000   Marriott International Inc. - Class A                463,680
       8,100   Starwood Hotels & Resorts, Inc.                      463,239
      11,200   Sunstone Hotel Investors Inc.                        332,864
                                                               ------------
                                                                  2,361,280
                                                               ------------

               INDUSTRIAL:                               3.32%
      12,000   First Potomac Realty Trust                           362,640
      14,300   ProLogis                                             815,958
      15,500   Summit Real Estate (CANADA)                          414,315
                                                               ------------
                                                                  1,592,913
                                                               ------------

  Number                                                            Market
  of Shares Security Description                                    Value
  --------- --------------------                                 ------------

            OFFICE/CENTRAL BUSINESS
            DISTRICT:                                      3.03%
    5,000   Boston Properties Inc.                               $    516,700
   10,900   Maguire Properties Inc.                                   444,066
    4,400   SL Green Realty Corp.                                     491,480
                                                                 ------------
                                                                    1,452,246
                                                                 ------------

            OFFICE/SUBURBAN:                               3.82%
    6,900   Alexandria Real Estate Equities Inc.                      647,220
    7,000   Allied Properties Real Estate Investment Trust
            (CANADA)                                                  120,127
    7,400   Corporate Office Properties Trust                         331,224
    8,700   Highwood Properties Inc.                                  323,727
    5,400   Kilroy Realty Corp.                                       406,836
                                                                 ------------
                                                                    1,829,134
                                                                 ------------

            OTHER REAL ESTATE COMPANIES:                   0.88%
   12,000   Brookfield Properties Corp.                               423,840
                                                                 ------------

            REALTY/DIVERSIFIED:                            2.87%
   14,600   Canadian Real Estate Investment Trust
            (CANADA)                                                  349,378
    9,400   Vornado Realty Trust                                    1,024,600
                                                                 ------------
                                                                    1,373,978
                                                                 ------------

            REGIONAL MALLS:                                4.61%
   20,600   General Growth Properties Inc.                            981,590
   16,300   Riocan Real Estate Investment Trust (CANADA)              350,776
    9,700   Simon Property Group Inc.                                 879,014
                                                                 ------------
                                                                    2,211,380
                                                                 ------------

            SELF STORAGE:                                  2.19%
   12,200   Public Storage Inc.                                     1,049,078
                                                                 ------------

            SHOPPING CENTER:                               3.74%
    8,500   Acadia Realty Trust                                       216,750
   14,600   Calloway Realty Investment Trust (CANADA)                 356,824
   10,000   Federal Realty Investment Trust                           743,000
    8,000   Kimco Realty Corp.                                        342,960
    3,700   Tanger Factory Outlet Centers Inc.                        131,794
                                                                 ------------
                                                                    1,791,328
                                                                 ------------
            TOTAL COMMON STOCK
            (Cost: $15,729,067)                                    18,999,038
                                                                 ------------

   Number                                                          Market
   of Shares Security Description                                  Value
   --------- --------------------                               ------------

             PREFERRED STOCK:                            57.45%

             APARTMENTS:                                  4.55%
    30,200   Apartment Investment & Management Co.,
             Series G, 9.375%                                   $    800,904
    18,500   Apartment Investment & Management Co.,
             Series U, 7.750%                                        469,345
    35,300   Associated Estates Realty Corp.,
             Series B, 8.700%                                        912,858
                                                                ------------
                                                                   2,183,107
                                                                ------------

             HEALTHCARE:                                  1.44%
    26,500   Omega Healthcare, Series D, 8.375%                      689,265
                                                                ------------

             HOTELS:                                     17.83%
    21,000   Ashford Hospitality Trust, Series A, 8.550%             536,550
    58,200   Eagle Hospitality Properties Trust Inc.,
             Series A, 8.250%                                      1,493,412
    36,200   Felcor Lodging Trust Inc., Series C, 8.000%             901,742
    30,500   Hersha Hospitality Trust, Series A, 8.000%              791,780
    19,600   Lasalle Hotel Properties, Series A, 10.250%             502,152
     3,000   Lasalle Hotel Properties, Series B, 8.375%               76,260
    40,200   Lasalle Hotel Properties, Series D, 7.500%              999,774
     3,300   Lasalle Hotel Properties, Series E, 8.000%               85,140
    12,700   Strategic Hotels & Resorts Inc.,
             Series A, 8.500% (1)                                    327,978
    68,600   Strategic Hotels & Resorts Inc.,
             Series C, 8.250%                                      1,759,590
    26,800   Sunstone Hotel Investors Inc.,
             Series A, 8.000%                                        680,720
    15,800   Winston Hotels Inc., Series B, 8.000%                   396,738
                                                                ------------
                                                                   8,551,836
                                                                ------------

             MANUFACTURED HOUSING:                        0.52%
    10,600   Affordable Residential Communities Inc,.
             Series A, 8.250%                                        251,220
                                                                ------------

   Number                                                          Market
   of Shares Security Description                                  Value
   --------- --------------------                               ------------

             MORTGAGE:                                    9.93%
    29,600   Accredited Mortgage Loan REIT Trust,
             Series A, 9.750%                                   $    742,960
    26,500   American Home Mortgage Investment Corp.,
             Series A, 9.750%                                        705,165
    24,000   American Home Mortgage Investment Corp.,
             Series B, 9.250%                                        619,440
    17,800   Annaly Mortgage Asset Corp.,
             Series A, 7.875%                                        441,618
    30,000   Newcastle Investment Corp., Series C, 8.050%            751,500
    25,100   Novastar Financial Inc., Series C, 8.900%               614,950
    34,600   RAIT Investment Trust, Series B, 8.375%                 884,030
                                                                ------------
                                                                   4,759,663
                                                                ------------

             NET LEASE:                                   5.58%
    26,300   Entertainment Properties Trust,
             Series A, 9.500%                                        673,280
    80,300   Entertainment Properties Trust,
             Series B, 7.750%                                      2,001,076
                                                                ------------
                                                                   2,674,356
                                                                ------------

             OFFICE/SUBURBAN:                             8.23%
    68,100   Brandywine Realty Trust, Series D, 7.375%             1,703,862
     8,200   Corporate Office Properties Trust,
             Series H, 7.500%                                        207,378
    20,000   Digital Realty Trust Inc., Series A, 8.500%             519,000
    59,800   Digital Realty Trust Inc., Series B, 7.750%           1,516,528
                                                                ------------
                                                                   3,946,768
                                                                ------------

             REGIONAL MALLS:                              2.65%
    42,800   Taubman Centers Inc., Series G, 8.000%                1,134,628
     5,200   Taubman Centers Inc., Series H, 7.625%                  132,704
                                                                ------------
                                                                   1,267,332
                                                                ------------

             SHOPPING CENTER:                             2.14%
    40,600   Developers Diversified Realty Corp.,
             Series H, 7.375%                                      1,028,804
                                                                ------------

  Number                                                            Market
  of Shares Security Description                                    Value
  --------- --------------------                                 ------------

            SPECIALTY FINANCE:                             4.58%
   26,300   Capital Lease Funding Inc., Series A, 8.125%         $    658,815
   60,000   NorthStar Realty Finance Corp,
            Series A, 8.750%                                        1,539,000
                                                                 ------------
                                                                    2,197,815
                                                                 ------------

            TOTAL PREFERRED STOCK
            (Cost: $27,476,274 )                                   27,550,166
                                                                 ------------

            TOTAL INVESTMENTS:
            (Cost: $43,205,341)                           97.07% $ 46,549,204
            Other assets, net                              2.93%    1,403,334
                                                         ------  ------------
            NET ASSETS                                   100.00% $ 47,952,538
                                                         ======  ============

--------
(1)Restricted security

See Notes to Financial Statememts

DIVIDEND CAPITAL REALTY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

September30, 2006
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $43,205,341) (Note 1)                           $46,549,204
 Cash                                                                                       1,975,187
 Unrealized gain on forward foreign currency (Note 1)                                           1,228
 Receivable for securities sold                                                               234,597
 Dividends receivable                                                                         400,293
 Receivable for capital stock sold                                                             35,966
 Prepaid expenses                                                                              22,295
                                                                                          -----------
   TOTAL ASSETS                                                                            49,218,770
                                                                                          -----------

LIABILITIES
 Distribution payable                                                                         135,733
 Payable for securities purchased                                                           1,046,345
 Payable for capital stock redeemed                                                            12,168
 Accrued management fees                                                                       41,028
 Accrued 12b-1 fees                                                                            16,883
 Accrued administration, transfer agent and accounting fees                                     9,810
 Other accrued expenses                                                                         4,265
                                                                                          -----------
   TOTAL LIABILITIES                                                                        1,266,232
                                                                                          -----------

NET ASSETS                                                                                $47,952,538
                                                                                          ===========
Net Assets Consist of :
 Paid-in-capital applicable to 3,681,942 of $0.01 par value shares of beneficial interest
   outstanding; 50,000,000 shares authorized                                               43,620,715
 Accumulated net investment loss                                                              (41,037)
 Accumulated net realized gain on investments                                               1,027,769
 Net unrealized appreciation of investments and translation of assets and liabilities
   denominated in foreign currencies                                                        3,345,091
                                                                                          -----------
NET ASSETS                                                                                $47,952,538
                                                                                          ===========

NET ASSET VALUE PER SHARE
A Class
   ($35,704,590 / 2,736,948 shares outstanding)                                           $     13.05
                                                                                          ===========
MAXIMUM OFFERING PRICE PER SHARE ($13.05 x 100/ 94.25)                                    $     13.85
                                                                                          ===========
C Class
   ($11,857,648 / 916,127 shares outstanding)                                             $     12.94
                                                                                          ===========
I Class
   ($390,300 / 28,867 shares outstanding)                                                 $     13.52
                                                                                          ===========

See Notes to Financial Statements

DIVIDEND CAPITAL REALTY INCOME FUND
STATEMENT OF OPERATIONS

Year Ended September 30, 2006
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income
 Dividend (net of foreign tax withheld of $21,265)                                             $2,406,564
 Interest                                                                                          15,628
                                                                                               ----------
   Total investment income                                                                     $2,422,192
                                                                                               ----------

EXPENSES
 Investment advisory fees (Note 2)                                                                408,966
 12b-1 fees, Class A (Note 2)                                                                      72,662
 12b-1 and servicing fees, Class C (Note 2)                                                       113,348
 Recordkeeping and administrative services (Note 2)                                                42,755
 Accounting fees (Note 2)                                                                          20,426
 Transfer agent fees (Note 2)                                                                      42,580
 Custody fees                                                                                       8,164
 Professional fees                                                                                 44,201
 Compliance fees                                                                                    9,357
 Directors fees                                                                                     8,400
 Registration fees                                                                                 36,087
 Shareholder servicing and reports                                                                 57,288
 Miscellaneous                                                                                     27,894
                                                                                               ----------
   Total expenses                                                                                 892,128
 Management fee waiver and reimbursed expenses (Note 2)                                           (72,132)
                                                                                               ----------
   Expenses, net                                                                                  819,996
                                                                                               ----------
 Net investment income                                                                          1,602,196
                                                                                               ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY RELATED TRANSACTIONS
 Net realized gain on investments                                                               1,360,913
 Net realized gain (loss) on foreign currency transactions                                        (41,037)
 Change in net unrealized appreciation/(depreciation) on translation of assets and liabilities
   denominated in foreign currencies                                                                1,228
 Change in net unrealized appreciation/(depreciation) on investments                            2,550,470
                                                                                               ----------
 Net realized and unrealized gain (loss) on investments                                         3,871,574
                                                                                               ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                                         $5,473,770
                                                                                               ==========

See Notes to Financial Statements

DIVIDEND CAPITAL REALTY INCOME FUND
STATEMENTOF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended         Year ended
                                                          September 30, 2006 September 30, 2005
                                                          ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net investment income                                       $  1,602,196       $ 1,008,613
 Net realized gain on investments and foreign currencies        1,319,876         1,058,673
 Change in unrealized appreciation/depreciation on
   investments and transalation of assets and liabilities
   denominated in foreign currencies                            2,551,698           716,565
                                                             ------------       -----------
 Increase in net assets from operations                         5,473,770         2,783,851
                                                             ------------       -----------

DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income
   A Class                                                     (1,184,643)         (733,789)
   C Class                                                       (394,501)         (260,455)
   I Class                                                        (23,052)          (14,369)
 Net realized gain
   A Class                                                       (782,880)         (298,461)
   C Class                                                       (298,118)         (120,299)
   I Class                                                        (12,860)          (11,992)
                                                             ------------       -----------
 Decrease in net assets from distributions                     (2,696,054)       (1,439,365)
                                                             ------------       -----------

CAPITAL SHARE TRANSACTIONS (Note 5)
 Shares sold
   A Class                                                     15,419,461        26,292,398
   C Class                                                      2,512,886        10,619,957
   I Class                                                            100           617,602
 Distributions reinvested
   A Class                                                      1,453,633           742,508
   C Class                                                        573,033           299,171
   I Class                                                         11,974            23,338
 Shares redeemed
   A Class                                                    (10,355,321)       (3,568,382)
   C Class                                                     (3,748,430)         (760,451)
   I Class                                                       (194,562)         (150,000)
                                                             ------------       -----------
 Increase in net assets from capital share transactions         5,672,774        34,116,141
                                                             ------------       -----------

Net Assets
Increase during year                                            8,450,490        35,460,627
Beginning of year                                              39,502,048         4,041,421
                                                             ------------       -----------
End of year                                                  $ 47,952,538       $39,502,048
                                                             ============       ===========
(Including undistributed net investment
  income (loss) of $(41,037), and $ -, respectively)

See Notes to Financial Statements

DIVIDEND CAPITAL REALTY INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                     Class A Shares                            Class C Shares
                        --------------------------------------    --------------------------------------    -------------
                         Year ended    Year ended   Period ended   Year ended    Year ended   Period ended   Year ended
                        September 30, September 30, September 30, September 30, September 30, September 30, September 30,
                            2006          2005          2004*         2006          2005          2004*         2006
                        ------------- ------------- ------------- ------------- ------------- ------------- -------------
Net asset value,
 beginning of period       $ 12.22       $ 11.20       $ 10.00       $ 12.15       $ 11.16       $ 10.00       $ 12.67
                           -------       -------       -------       -------       -------       -------       -------
Investment activities
  Net investment
   income (loss)              0.51          0.40          0.29          0.42          0.32          0.21          0.57
  Net realized and
   unrealized gain
   (loss) on
   investments and
   foreign currency
   transactions               1.16          1.41          1.21          1.13          1.38          1.21          1.18
                           -------       -------       -------       -------       -------       -------       -------
Total from
 investment
 activities                   1.67          1.81          1.50          1.55          1.70          1.42          1.75
                           -------       -------       -------       -------       -------       -------       -------
Distributions
  Net investment
   income                    (0.51)        (0.40)        (0.27)        (0.43)        (0.32)        (0.23)        (0.57)
  Net realized gain          (0.33)        (0.39)        (0.03)        (0.33)        (0.39)        (0.03)        (0.33)
                           -------       -------       -------       -------       -------       -------       -------
Total distributions          (0.84)        (0.79)        (0.30)        (0.76)        (0.71)        (0.26)        (0.90)
                           -------       -------       -------       -------       -------       -------       -------
Net asset value, end
 of period                 $ 13.05       $ 12.22       $ 11.20       $ 12.94       $ 12.15       $ 11.16       $ 13.52
                           =======       =======       =======       =======       =======       =======       =======
Ratios/Supplemental
 Data
Total Return                 14.25%        16.48%        15.10%        13.31%        15.52%        14.29%        14.46%
                           =======       =======       =======       =======       =======       =======       =======
Ratio to average net
 assets/(A)/
  Expenses/(B)/               1.80%         1.80%         1.80%**       2.55%         2.55%         2.55%**       1.55%
  Net investment
   income                     4.08%         4.62%         4.83%**       3.48%         3.87%         4.05%**       4.64%
Portfolio turnover rate     118.41%       251.29%       497.37%       118.41%       251.29%       497.37%       118.41%
Net assets, end of
 period (000's)            $35,705       $27,140       $ 2,722       $11,858       $11,814       $ 1,266       $   390

                        Class I Shares
                        -------------------------
                         Year ended   Period ended
                        September 30, September 30,
                            2005          2004*
                        ------------- -------------
Net asset value,
 beginning of period       $ 11.19       $ 10.00
                           -------       -------
Investment activities
  Net investment
   income (loss)              0.52          0.29
  Net realized and
   unrealized gain
   (loss) on
   investments and
   foreign currency
   transactions               1.87          1.21
                           -------       -------
Total from
 investment
 activities                   2.39          1.50
                           -------       -------
Distributions
  Net investment
   income                    (0.52)        (0.28)
  Net realized gain          (0.39)        (0.03)
                           -------       -------
Total distributions          (0.91)        (0.31)
                           -------       -------
Net asset value, end
 of period                 $ 12.67       $ 11.19
                           =======       =======
Ratios/Supplemental
 Data
Total Return                 21.83%        15.10%
                           =======       =======
Ratio to average net
 assets/(A)/
  Expenses/(B)/               1.55%         1.55%**
  Net investment
   income                     4.87%         5.08%**
Portfolio turnover rate     251.29%       497.37%
Net assets, end of
 period (000's)            $   548       $    53

* Commencement of operations of each Class of shares was December 18, 2003. ** Annualized

/(A)/Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio for each Class by 0.18% for the year ended September 30, 2006, 0.49% for the year ended September 30, 2005 and 6.76% for the period ended September 30, 2004.

/(B)/Expense ratio reflects the effect of fee waivers and reimbursements.

See Notes to Financial Statements

DIVIDEND CAPITAL REALTY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS

September 30, 2006
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Dividend Capital Realty Income Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in December, 2003 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 1,050,000,000 shares of $.01 par value common stock. The Fund currently offers three Classes of shares ("Class A", "Class C", and "Class I").

      The investment objective of the Fund is to seek current income. Capital appreciation is a secondary objective. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies principally engaged in the real estate industry, including real estate investment trusts ("REITs"). Such securities include common stocks, preferred stocks, debt securities, including commercial mortgage-backed securities, or securities convertible into common stocks, such as warrants, convertible bonds, debentures or convertible preferred stock.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      Valuation The Fund's securities are valued at current market prices. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

      In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

      Federal Income Taxes The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements.

      Security Transactions and Income Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined on a specific identification basis.

      Cash and Cash Equivalents Cash and cash equivalents consist of overnight deposits with the custodian bank which earns interest at the current market rate.

      Accounting Estimates In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Class Net Asset Values and Expenses All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

      Real Estate Investments Trust Securities The Fund has made certain investments in REITs which pay dividends to their shareholders based upon available funds from operations. It is common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

      Foreign Currency Values of investments denominated in foreign currencies are converted in to U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments as appropriate. Foreign securities and currency transactions may involve certain consideration and risks not typically associated with those of domestic origin.

      Forward Foreign Currency Exchange Contracts A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. As of September 30, 2006, the Fund invested in the following forward foreign currency exchange contract.

        Currency                US $ Amount             Currency Amount             Settle Date           Unrealized Gain/Loss
        --------                -----------             ---------------             -----------           --------------------
    Canadian Dollar              2,283,923                 2,550,000                  10/25/06                   1,228

      Reclassifications Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassifed between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2006, the Fund decreased accumulated net investment loss by $41,037, increased accumulated net realized gain on investment by $19,381 and increased paid in capital by $21,656.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER AFFILIATED PARTY TRANSACTIONS

      Pursuant to an Investment Advisory Agreement, the Advisor, Dividend Capital Investments, LLC, ("DCI"), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. DCI has contractually agreed to waive its fees and reimburse the Fund for expenses through December 31, 2006 in order to limit the Class A operating expenses to 1.80% of Class A average net assets; Class C operating expenses to 2.55% of Class C average net assets and Class I operating expenses to 1.55% of Class I average net assets. For the year ended September 30, 2006, the Advisor waived fees of $72,132.

      The Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of September 30, 2006 was $282,677 and expire as follows:

                             Year Expiring  Amount
                             ------------- --------
                                   2007    $ 98,849
                                   2008     111,696
                                   2009      72,132
                                           --------
                                           $282,677
                                           ========

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A and Class C shares of the Fund may finance activities which are primarily intended to result in the sale of the Fund's Class A or Class C shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund's A Class average daily net assets, and at the rate of 0.75% on the Fund's C Class average daily net assets. For the year ended September 30, 2006, there were $72,662 of distribution expenses incurred by the Fund's Class A shares.

      The Fund's Distribution and Service Plan for its Class C shares also provides that the Fund will compensate the Distributor with a servicing fee at the rate of 0.25% per annum of the C Class average daily net assets for the distributor's role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For the year ended September 30, 2006 there were $113,348 of distribution and servicing fees incurred by the Fund's Class C shares.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent, $42,755 for providing shareholder services, record-keeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .10% of average daily net assets.

      First Dominion Capital Corporation ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting fees of $18,710 were received by FDCC in connection with the distribution of the Fund's shares during the year ended September 30, 2006. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Class A Fund share redemptions occurring within 30 days of purchase and for certain Class C Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended September 30, 2006, the CDSC for Fund shares redeemed was $26,209.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $42,580 for its services for the year ended September 30, 2006.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $20,426 for its services for the year ended September 30, 2006.

      Certain officers and/or an interested director of the Fund are also officers, principals and/or director of CFA, CSS, DCI, FDCC and FSI.

NOTE 3 - INVESTMENTS

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended September 30, 2006, aggregated $50,595,636 and $46,480,658, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of wash sales and real estate investment trusts.

      The tax character of distributions paid during the year ended September 30, 2006 and the year ended September 30, 2005 were as follows:

                                      Year ended         Year ended
                                  September 30, 2006 September 30, 2005
                                  ------------------ ------------------
         Distributions paid from:
            Ordinary income           $2,533,233         $1,439,365
            Net realized gain            162,821                 --
                                      ----------         ----------
            Total distributions       $2,696,054         $1,439,365
                                      ==========         ==========

      As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

         Undistributed net investment income                $1,047,869
         Post - October currency losses                        (41,037)
         Post - October capital losses                          (9,454)
         Unrealized appreciation on investments and foreign
           currency                                          3,334,445
                                                            ----------
                                                            $4,331,823
                                                            ==========

      As of September 30, 2006, the Fund had post - October currency and capital losses. Under the current tax law, currency and capital losses realized after October 31, prior to the Fund's fiscal year may deferred as occurring on the first day of the following year.

      Cost for Federal Income tax purpose is $43,215,987 and net unrealized appreciation consists of :

            Gross unrealized appreciation on investments $3,574,012
            Gross unrealized depreciation on investments   (240,795)
                                                         ----------
            Net unrealized appreciation on investments   $3,333,217
                                                         ==========

NOTE 5 - CAPITAL STOCK TRANSACTIONS

      Capital stock transactions for each class of shares were:

                             Class A Shares          Class C Shares       Class I Shares
                               Year ended              Year ended           Year ended
                           September 30, 2006      September 30, 2006   September 30, 2006
                        -----------------------  ---------------------  ------------------
                          Shares       Value      Shares      Value      Shares    Value
                        ---------  ------------  --------  -----------  -------  ---------
Shares sold             1,229,787  $ 15,419,461   205,406  $ 2,512,886        7  $     100
Shares reinvested         118,125     1,453,633    47,173      573,033      947     11,974
Shares redeemed          (831,398)  (10,355,321) (309,015)  (3,748,430) (15,340)  (194,562)
                        ---------  ------------  --------  -----------  -------  ---------
Net increase (decrease)   516,514  $  6,517,773   (56,436) $  (662,511) (14,386) $(182,488)
                        =========  ============  ========  ===========  =======  =========

                      Class A Shares         Class C Shares       Class I Shares
                        Year ended             Year ended           Year ended
                    September 30, 2005     September 30, 2005   September 30, 2005
                  ----------------------  --------------------  ------------------
                    Shares      Value      Shares     Value      Shares    Value
                  ---------  -----------  -------  -----------  -------  ---------
Shares sold       2,209,734  $26,292,398  897,005  $10,619,957   48,724  $ 617,602
Shares reinvested    62,110      742,508   25,152      299,171    1,890     23,338
Shares redeemed    (294,513)  (3,568,382) (63,008)    (760,451) (12,087)  (150,000)
                  ---------  -----------  -------  -----------  -------  ---------
Net increase      1,977,331  $23,466,524  859,149  $10,158,677   38,527  $ 490,940
                  =========  ===========  =======  ===========  =======  =========

NOTE 6 - RESTRICTED SECURITIES

      Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund's investment objective and investment strategies. A fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund's net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of September 30, 2006, the Fund was invested in the following restricted security:

            Security             Acquisition Date Shares   Cost    Value   % of Net Assets
            --------             ---------------- ------ -------- -------- ---------------
Strategic Hotels & Resorts Inc.,
  Series A, 8.5%                 August 30, 2006  12,700 $328,613 $327,978      0.68%

NOTE 7 - SHAREHOLDER VOTING RESULTS

      At a special meeting of shareholders of The World Funds, Inc. held on April 28, 2006, shareholders of the Dividend Capital Realty Income Fund (the "Fund") were asked to act upon a proposal to approve a new investment advisory agreement to be entered into between Dividend Capital Investments LLC (the "Adviser") and the Fund (the "New Advisory Agreement"). The New Advisory Agreement was proposed to shareholders because the Adviser proposed to undergo a change in ownership structure, which could have resulted in the automatic termination of the advisory agreement between the Adviser and the Fund in effect at that time. The proposal was approved by shareholders of the Fund. The results of the shareholder vote were as follows:

       Votes For               Votes Against            Abstaining Votes         Broker Non-Votes*
       ---------               -------------            ----------------         -----------------
       1,556,605                   45,401                    93,022                      NA

--------
* Broker non-votes are proxies received by the Fund from brokers or nominees, who did not receive instructions from the beneficial owner or other persons entitled to vote, and who have no discretionary power to vote on a particular matter.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Dividend Capital Realty Income Fund
And The Board of Directors of
The World Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Dividend Capital Realty Income Fund, a series of The World Funds, Inc., as of September 30, 2006 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period December 18, 2003 to September 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dividend Capital Realty Income Fund as of September 30, 2006, the results of its operations for the year then ended and the changes in its net assets for the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period December 18, 2003 to September 30, 2004, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
November 10, 2006

SUPPLEMENTAL INFORMATION (Unaudited)

The World Funds, Inc.
(the "Company")


Information pertaining to the directors and officers of the Fund is set forth below. The names, addresses and ages of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk(*). The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling, toll-free,
(800) 527-9525.

Name, Address and Age  Position(s) Held Number of Principal Occupation(s)               Other
                       with Company     Funds in  During the Past 5 Years               Directorships by
                       and Tenure       Company                                         Directors and
                                        Overseen                                        Number of Funds
                                                                                        in the Complex
                                                                                        Overseen
--------------------------------------------------------------------------------------------------------
Interested Directors:
--------------------------------------------------------------------------------------------------------
* John Pasco, III/(1)/ Chairman,           10     Mr. Pasco is Treasurer and a Director  The World
8730 Stony Point       Director and               of Commonwealth Shareholder            Insurance
Parkway                Treasurer since            Services, Inc. ("CSS"), the            Trust - 1 Fund
Suite 205              May, 1997                  Company's Administrator, since
Richmond, VA 23235                                1985; President and Director of First
(61)                                              Dominion Capital Corp. ("FDCC"),
                                                  the Company's underwriter; President
                                                  and Director of Fund Services, Inc.,
                                                  the Company's Transfer and
                                                  Disbursing Agent since 1987;
                                                  President and Treasurer of
                                                  Commonwealth Capital Management,
                                                  Inc. (investment adviser) since 1983,
                                                  which also owns an interest in the
                                                  investment adviser to the Third
                                                  Millennium Russia Fund, another fund
                                                  of the Company; President of
                                                  Commonwealth Capital Management,
                                                  LLC, the adviser to the Eastern
                                                  European Equity Fund series of the
                                                  Company since November, 2004, and
                                                  the adviser to GenomicsFund series of
                                                  the Company, since December, 2000;
                                                  President and Director of
                                                  Commonwealth Fund Accounting,
                                                  Inc. since 2004, which provides
                                                  bookkeeping services to the
                                                  Company; and Chairman and Trustee
                                                  of The World Insurance Trust, a
                                                  registered investment company, since
                                                  May, 2002. Mr. Pasco is also a
                                                  certified public accountant.
--------------------------------------------------------------------------------------------------------

Name, Address and Age Position(s) Held Number of Principal Occupation(s)                Other
                      with Company     Funds in  During the Past 5 Years                Directorships by
                      and Tenure       Company                                          Directors and
                                       Overseen                                         Number of Funds
                                                                                        in the Complex
                                                                                        Overseen
-----------------------------------------------------------------------------------------------------------
Non-Interested Directors:
-----------------------------------------------------------------------------------------------------------
 Samuel Boyd, Jr.      Director since     10     Retired. Manager of the Customer       The World
 8730 Stony Point      May, 1997                 Services Operations and Accounting     Insurance Trust - 1
 Parkway                                         Division of the Potomac Electric       Fund; Satuit
 Suite 205                                       Power Company from August, 1978        Capital
 Richmond, VA 23235                              until April, 2005; a Trustee of The    Management
 (66)                                            World Insurance Trust, a registered    Trust - 1 Fund.
                                                 investment company, since May,
                                                 2002; a Trustee of Satuit Capital
                                                 Management Trust, a registered
                                                 investment company, since October,
                                                 2002; and a Trustee of Janus Advisors
                                                 Series Trust, a registered investment
                                                 company, from 2003 to 2005.
-----------------------------------------------------------------------------------------------------------
 William E. Poist      Director since     10     Mr. Poist is a financial and tax       The World
 8730 Stony Point      May, 1997                 consultant through his firm            Insurance Trust - 1
 Parkway                                         Management Consulting for              Fund; Satuit
 Suite 205                                       Professionals since 1974; a Trustee of Capital
 Richmond, VA 23235                              Satuit Capital Management Trust, a     Management
 (67)                                            registered investment company, since   Trust - 1 Fund.
                                                 November, 2003; and a Trustee of
                                                 The World Insurance Trust, a
                                                 registered investment company, since
                                                 May, 2002. Mr. Poist is also a
                                                 certified public accountant.
-----------------------------------------------------------------------------------------------------------
 Paul M. Dickinson     Director since     10     Mr. Dickinson is President of Alfred   The World
 8730 Stony Point      May, 1997                 J. Dickinson, Inc. Realtors since      Insurance Trust - 1
 Parkway                                         April, 1971; a Trustee of Satuit       Fund; Satuit
 Suite 205                                       Capital Management Trust, a            Capital
 Richmond, VA 23235                              registered investment company, since   Management
 (59)                                            November, 2003 and Trustee of The      Trust - 1 Fund.
                                                 World Insurance Trust, a registered
                                                 investment company, since
                                                 May, 2002.
-----------------------------------------------------------------------------------------------------------

Name, Address and Age   Position(s) Held Number of Principal Occupation(s)                Other
                        with Company     Fund in   During the Past 5 Years                Directorships by
                        and Tenure       Company                                          Directors and
                                         Overseen                                         Number of Funds
                                                                                          in the Complex
                                                                                          Overseen
----------------------------------------------------------------------------------------------------------
Officers:
----------------------------------------------------------------------------------------------------------
*Leland H. Faust        President of the    N/A    Mr. Faust is President of CSI Capital        N/A
One Montgomery Street   CSI Equity Fund            Management, Inc., a registered
Suite 2525              series since               investment adviser, since 1978.
San Francisco, CA 94104 October, 1997              Mr. Faust is also a partner in the law
(59)                                               firm Taylor & Faust since September,
                                                   1975.
----------------------------------------------------------------------------------------------------------
*John T. Connor, Jr.    Vice President      N/A    Mr. Connor is President of Third             N/A
1185 Avenue of the      of the Company             Millennium Investment Advisors,
Americas,               and President of           LLC, a registered investment adviser,
32nd Floor              the Third                  since April, 1998; Chairman of
New York, NY 10036      Millennium                 ROSGAL Insurance since 1993; and
(64)                    Russia Fund                Director of Teton Petroleum
                        series since               Company since 1993.
                        October, 1998
----------------------------------------------------------------------------------------------------------
*Robert J. Sullivan     Vice President      N/A    Chairman, President and Treasurer of         N/A
2807 Gaston Gate        of the Company             Satuit Capital Management Trust, an
Mt. Pleasant, S.C 29466 and President of           open-end investment management
(45)                    the                        company, since December, 2000 and
                        GenomicsFund               Managing Director and Investment
                        series since               Officer of Satuit Capital
                        January, 2003              Management, LLC, a registered
                                                   investment adviser, since June, 2000.
----------------------------------------------------------------------------------------------------------
*Gunter Faschang        Vice President      N/A    Vice President, Vontobel Asset               N/A
450 Park Avenue         of the Company             Management (investment adviser)
New York, NY 10022      and President of           since 2001 and head of Eastern
(33)                    the Eastern                European equity management and
                        European Equity            research, Vontobel Asset
                        Fund series                Management AG since 2001.
                        since May,
                        2001.
----------------------------------------------------------------------------------------------------------
*Jeffrey W. Taylor      Vice President      N/A    Chief Operating Officer of Dividend          N/A
518 - 17th Street       of the Company,            Capital Investments LLC (investment
Suite 1700              and President of           adviser) since 2005; Vice President of
Denver, CO 80202        the Dividend               Business Services from 2004 to 2005;
(33)                    Capital Realty             Product Manager, INVESCO Inc.
                        Income Fund                from July 2003 to January 2004;
                        Series since               Manager of Marketing and Business
                        March 2006                 Analytics, INVESCO Funds Group
                                                   Inc. from 1999 to 2003.
----------------------------------------------------------------------------------------------------------

Name, Address and Age  Position(s) Held Number of Principal Occupation(s)               Other
                       with Company     Fund in   During the Past 5 Years               Directorships by
                       and Tenure       Company                                         Directors and
                                        Overseen                                        Number of Funds
                                                                                        in the Complex
                                                                                        Overseen
--------------------------------------------------------------------------------------------------------
Officers (continued):
--------------------------------------------------------------------------------------------------------
*J. Allen Gray         Vice President      N/A    Managing Partner at Osprey Partners         N/A
Shrewsbury Executive   of the Company             Investment Management, LLC since
 Center II,            and President of           2004; Principal at Osprey Partners
1040 Broad Street,     the Osprey                 Investment Management, LLC from
Shrewsbury, New Jersey Concentrated               2002 to 2004; Senior Vice President
 07702                 Large Cap                  at Osprey Partners Investment
(45)                   Value Equity               Management, LLC from 1999 to
                       Fund Series                2002.
                       since September
                       2006
--------------------------------------------------------------------------------------------------------
*Peter L. Smith        Chief               N/A    Chief Compliance Officer, American          N/A
4834 Langdrum Lane     Compliance                 Pension Investors Trust (investment
Chevy Chase, MD 20815  Officer                    company); Yorktown Management &
(74)                                              Research Company, Inc. (investment
                                                  adviser), First Dominion Capital
                                                  Corp. (broker-dealer), World
                                                  Insurance Trust (investment
                                                  company), Satuit Capital
                                                  Management Trust (investment
                                                  company) and Commonwealth
                                                  Capital Management, LLC
                                                  (investment adviser) since 2004;
                                                  Chief Compliance Officer of Third
                                                  Millennium Investment Advisors,
                                                  LLC since 2005; Director of
                                                  Compliance, AmeriMutual Funds
                                                  Distributor from 2003 to 2006; Senior
                                                  Compliance Officer, Mutual Fund
                                                  Services, FBR National Bank and
                                                  Trust from 2002 to 2003; and Senior
                                                  Vice President of Operations,
                                                  Administration and Compliance,
                                                  Monument Funds; Principal of
                                                  Monument Distributors, Inc. (broker-
                                                  dealer) from 1998 to 2001.
--------------------------------------------------------------------------------------------------------

Dividend Capital Realty Income Fund
Supplemental Information Continued (unaudited)

Name, Address and Age Position(s) Held Number of Principal Occupation(s)        Other
                      with Company     Fund in   During the Past 5 Years        Directorships by
                      and Tenure       Company                                  Directors and
                                       Overseen                                 Number of Funds
                                                                                in the Complex
                                                                                Overseen
------------------------------------------------------------------------------------------------
Officers (continued):
------------------------------------------------------------------------------------------------
*Karen M. Shupe       Secretary since     N/A    Executive Vice President of          N/A
8730 Stony Point Pkwy 2005 and                   Administration and Accounting,
Suite 205             Treasurer since            Commonwealth Shareholder
Richmond, VA 23235    2006                       Services, Inc. since 2003.
(42)
------------------------------------------------------------------------------------------------

/(1)/Mr. Pasco is considered to be an "interested person" as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, which serves as the investment adviser to the Eastern European Equity Fund and GenomicsFund; (3) he is an affiliated person of Third Millennium Investment Advisors, LLC, which serves as the investment sub-adviser to the Third Millennium Russia Fund, and Satuit Capital Management, LLC, which serves as the investment sub-adviser to GenomicsFund; (4) he owns First Dominion Capital Corp. ("FDCC"), the principal underwriter of the Company; and (5) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's Administrator, FDCC, the Company's underwriter, and Fund Services, Inc., the Company's Transfer and Disbursing Agent. Additionally, Mr. Boyd is considered to be an "interested person" with respect to the Osprey Concentrated Large Cap Value Equity Fund, another series of the Company, because he is a member of the immediate family of an affiliated person of Osprey Partners Investment Management, LLC, which serves as the investment adviser to that Fund.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Tax Information

The Fund has designated $162,821 as Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended September 30, 2006.

Investment Advisor:

   Dividend Capital Investments LLC
     518 Seventeenth Street, Suite 1200
     Denver, Colorado 80202

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, VA 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the Dividend Capital Realty Income Fund's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free. Fund information also available online at dividendcapital.com or theworldfunds.com

[LOGO]
DIVIDEND CAPITAL

                         Annual Report to Shareholders

                            DIVIDEND CAPITAL REALTY
                                  INCOME FUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                              For the Year Ended
                              September 30, 2006

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors have determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,000 for 2006 and $8,000 for 2005.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,500 for 2006 and $2,000 for 2005.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2006 and $0 for 2005.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the Dividend Capital Realty Income Fund.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) NA

     (c)100%

     (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2006 and $0 for 2005.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

        Schedule filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   The World Funds, Inc.

By (Signature and Title)*:      /s/John Pasco, III
                                --------------------
                                John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:        December 8, 2006



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*:      /s/John Pasco, III
                                -------------------
                                 John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:         December 8, 2006


By (Signature and Title)*:      /s/Karen Shupe
                                -------------------
                                 Karen Shupe
                                 Chief Financial Officer
                                (principal financial officer)

Date:         December 8, 2006


* Print the name and title of each signing officer under his or her signature.